Victory International Fund
Victory International Fund
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory International Fund	Class A		Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 15 of the Fund's Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory International Fund		Class A	Class C	Class I	Class R	Class R6	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses		1.41%	0.75%	0.30%	3.00%	3.65%	0.74%
Total Annual Fund Operating Expenses		2.46%	2.55%	1.10%	4.30%	4.45%	1.54%
Fee Waiver/Expense Reimbursement		(1.06%)	(0.40%)	none	(2.60%)	(3.40%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%	2.15%	1.10%	1.70%	1.05%	1.15%
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I, Class R, Class R6 and Class Y shares do not exceed 1.40%, 2.15%, 1.15%, 1.70%, 1.05% and 1.15% until at least August 31, 2017, August 31, 2017, August 31, 2017, February 28, 2018, February 28, 2017 and February 28, 2017, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,047	1,573	3,010
Class C	318	694	1,262	2,806
Class I	112	350	606	1,340
Class R	173	536	1,490	3,936
Class R6	107	701	1,673	4,151
Class Y	117	408	764	1,766

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory International Fund Class C	218	694	1,262	2,806

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in equity securities of foreign companies. The Fund may invest in any type or class of security of companies of any size and from any country. It invests mainly in equity securities of established companies in developed countries outside the United States.

Under normal circumstances, the Fund:

■  Intends to invest at least 80% of its net assets in foreign equity securities. For purposes of this policy, "foreign equity securities" include securities of foreign-based companies listed on foreign exchanges, depositary receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities.

■  May invest in preferred stocks and other securities with equity characteristics, such as convertible securities.

■  May invest a portion of its assets in the securities of companies located in countries with emerging markets.

In making investment decisions, the Adviser combines bottom-up research with top-down analysis. When deciding when to buy and sell individual securities, the Adviser may consider such factors as a security's price relative to its target price, its position relative to other investment opportunities, or whether to adjust the Fund's exposure to a given country. Securities are sold when they meet their price target objective, a better investment opportunity has been identified, or there has been a negative change in the outlook for the company.

The Adviser may from time to time generate portfolio turnover rates in excess of 100%.

For the purpose of this investment strategy, "net assets" include any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Foreign securities (including depositary receipts) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

■  The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Mid cap stocks may fall out of favor relative to stocks of larger or smaller companies.

■  Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

■  A company's earnings may not increase as expected.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

■  An investment company in which the Fund invests (including ETFs) may not achieve its investment objective.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index ex USA. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 21.14% (quarter ended June 30, 2009) Lowest -21.73% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns Victory International Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	(8.93%)	4.84%		10.12%	[1]	Nov. 25, 2008
Class C	(5.05%)	5.28%		10.35%	[1]	Nov. 25, 2008
Class I	(3.19%)	6.37%		11.49%	[1]	Nov. 25, 2008
Class R	(3.76%)	6.23%	[2]		[1]	Mar. 01, 2013
Class Y	(3.22%)	7.96%	[2]		[1]	Mar. 07, 2012
After Taxes on Distributions Class A	(10.24%)	3.51%		8.90%	[1]
After Taxes on Distributions and Sale of Fund Shares Class A	(3.93%)	3.95%		8.30%	[1]
MSCI AC World Index ex USA Index returns reflect no deduction for fees, expenses, or taxes.	(3.44%)	4.89%		12.15%	[1]
[1]	Inception date of Class A, Class C and Class I shares is November 25, 2008.
[2]	Inception dates of Class R and Class Y shares are March 1, 2013 and March 7, 2012, respectively